November 1, 2018

The Davenport Funds

Davenport Core Fund

Ticker Symbol: DAVPX

Davenport Value & Income Fund

Ticker Symbol: DVIPX

Davenport Equity Opportunities Fund

Ticker Symbol: DEOPX

Davenport Small Cap Focus Fund

Ticker Symbol: DSCPX

Davenport Balanced Income Fund

Ticker Symbol: DBALX

Supplement to the Prospectus Dated August 1, 2018

The sections describing the minimum investment requirements for the Funds entitled “Information Relevant to All Funds - Purchase and Sale of Fund Shares” on page 38 of the Prospectus and “How to Purchase Shares” on page 41 of the Prospectus should be replaced with the following:

Minimum Initial Investment. The minimum initial investment in each Fund is $5,000, or $2,000 for tax-deferred retirement accounts, Uniform Gifts to Minors Accounts (“UGMA” or “UGMT”), or accounts held by employees of the Advisor and their immediate families. The Funds may, in the Advisor’s sole discretion, accept certain accounts with less than the stated minimum initial investment. The Funds reserve the right to waive the minimum initial investment requirements for certain financial intermediaries that use the Funds as part of an asset allocation program, certain retirement plans and accounts that hold the Funds in omnibus name. Financial intermediaries may impose their own minimum investment requirements.

Please retain this Supplement for future reference

November 1, 2018

The Davenport Funds

Davenport Core Fund (DAVPX)

Supplement to the Summary Prospectus Dated August 1, 2018

The section describing the minimum initial investment requirements for the Fund entitled “Purchase and Sale of Fund Shares” on page 3 of the Summary Prospectus should be replaced with the following:

Minimum Initial Investment - $5,000, except that the minimum is $2,000 for tax-deferred retirement accounts, Uniform Gifts to Minors Accounts (“UGMA” or “UGMT”), or accounts held by employees of the Advisor and their immediate families. The Fund may, in the Advisor’s sole discretion, accept certain accounts with less than the stated minimum initial investment. The Fund reserves the right to waive the minimum initial investment requirements for certain financial intermediaries that use the Fund as part of an asset allocation program, certain retirement plans and accounts that hold the Fund in omnibus name. Financial intermediaries may impose their own minimum investment requirements.

Please retain this Supplement for future reference

November 1, 2018

The Davenport Funds

Davenport Value & Income Fund (DVIPX)

Supplement to the Summary Prospectus Dated August 1, 2018

The section describing the minimum initial investment requirements for the Fund entitled “Purchase and Sale of Fund Shares” on page 4 of the Summary Prospectus should be replaced with the following:

Minimum Initial Investment - $5,000, except that the minimum is $2,000 for tax-deferred retirement accounts, Uniform Gifts to Minors Accounts (“UGMA” or “UGMT”), or accounts held by employees of the Advisor and their immediate families. The Fund may, in the Advisor’s sole discretion, accept certain accounts with less than the stated minimum initial investment. The Fund reserves the right to waive the minimum initial investment requirements for certain financial intermediaries that use the Fund as part of an asset allocation program, certain retirement plans and accounts that hold the Fund in omnibus name. Financial intermediaries may impose their own minimum investment requirements.

Please retain this Supplement for future reference

November 1, 2018

The Davenport Funds

Davenport Equity Opportunities Fund (DEOPX)

Supplement to the Summary Prospectus Dated August 1, 2018

The section describing the minimum initial investment requirements for the Fund entitled “Purchase and Sale of Fund Shares” on page 4 of the Summary Prospectus should be replaced with the following:

Minimum Initial Investment - $5,000, except that the minimum is $2,000 for tax-deferred retirement accounts, Uniform Gifts to Minors Accounts (“UGMA” or “UGMT”), or accounts held by employees of the Advisor and their immediate families. The Fund may, in the Advisor’s sole discretion, accept certain accounts with less than the stated minimum initial investment. The Fund reserves the right to waive the minimum initial investment requirements for certain financial intermediaries that use the Fund as part of an asset allocation program, certain retirement plans and accounts that hold the Fund in omnibus name. Financial intermediaries may impose their own minimum investment requirements.

Please retain this Supplement for future reference

November 1, 2018

The Davenport Funds

Davenport Small Cap Focus Fund (DSCPX)

Supplement to the Summary Prospectus Dated August 1, 2018

The section describing the minimum initial investment requirements for the Fund entitled “Purchase and Sale of Fund Shares” on page 3 of the Summary Prospectus should be replaced with the following:

Minimum Initial Investment - $5,000, except that the minimum is $2,000 for tax-deferred retirement accounts, Uniform Gifts to Minors Accounts (“UGMA” or “UGMT”), or accounts held by employees of the Advisor and their immediate families. The Fund may, in the Advisor’s sole discretion, accept certain accounts with less than the stated minimum initial investment. The Fund reserves the right to waive the minimum initial investment requirements for certain financial intermediaries that use the Fund as part of an asset allocation program, certain retirement plans and accounts that hold the Fund in omnibus name. Financial intermediaries may impose their own minimum investment requirements.

Please retain this Supplement for future reference

November 1, 2018

The Davenport Funds

Davenport Balanced Income Fund (DBALX)

Supplement to the Summary Prospectus Dated August 1, 2018

The section describing the minimum initial investment requirements for the Fund entitled “Purchase and Sale of Fund Shares” on page 5 of the Summary Prospectus should be replaced with the following:

Minimum Initial Investment - $5,000, except that the minimum is $2,000 for tax-deferred retirement accounts, Uniform Gifts to Minors Accounts (“UGMA” or “UGMT”), or accounts held by employees of the Advisor and their immediate families. The Fund may, in the Advisor’s sole discretion, accept certain accounts with less than the stated minimum initial investment. The Fund reserves the right to waive the minimum initial investment requirements for certain financial intermediaries that use the Fund as part of an asset allocation program, certain retirement plans and accounts that hold the Fund in omnibus name. Financial intermediaries may impose their own minimum investment requirements.

Please retain this Supplement for future reference